Equity (Incentive Distribution Rights) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Aggregate percentage of general partner interest	2.00%
Minimum Quarterly Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit target amount	$ 0.2625
Minimum Quarterly Distribution [Member] | Limited Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal percentage interest in distributions	98.00%
Minimum Quarterly Distribution [Member] | General Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal percentage interest in distributions	2.00%
First Target Distribution [Member] | Limited Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal percentage interest in distributions	98.00%
First Target Distribution [Member] | General Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal percentage interest in distributions	2.00%
Second Target Distribution [Member] | Limited Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal percentage interest in distributions	85.00%
Second Target Distribution [Member] | General Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal percentage interest in distributions	15.00%
Third Target Distribution [Member] | Limited Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal percentage interest in distributions	75.00%
Third Target Distribution [Member] | General Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal percentage interest in distributions	25.00%
Thereafter | Limited Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal percentage interest in distributions	50.00%
Thereafter | General Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal percentage interest in distributions	50.00%
Minimum [Member] | First Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit target amount	$ 0.2625
Minimum [Member] | Second Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit target amount	0.301875
Minimum [Member] | Third Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit target amount	0.328125
Minimum [Member] | Thereafter
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit target amount	0.393750
Maximum [Member] | First Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit target amount	0.301875
Maximum [Member] | Second Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit target amount	0.328125
Maximum [Member] | Third Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit target amount	$ 0.393750